Provisions for liabilities - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Mar. 01, 2019 CAD ($)
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities	£ 434	£ 392
Provision for interest	£ 183
Percentage of base rate charged to net finance costs	2.00%
Provision for expected liability	£ 1,521	853		£ 985
Canada | Imperial Tobacco Canada
Disclosure Of Other Provisions [Line Items]
Reducing payments under Quebec Class Action | $								$ 9,200
Deposit amount to escrow account under Quebec Class Action | $								$ 1,100
ITG Brands, LLC MSA Litigation Agreements | Texas, Minnesota and Mississippi
Disclosure Of Other Provisions [Line Items]
Provision for expected liability				212	$ 272
Quebec class actions
Disclosure Of Other Provisions [Line Items]
Provision for expected liability						£ 436	$ 758
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities	£ 57	56
Estimated unwind percentage of noncurrent provisions relates to termination payments	97.00%
Provision for expected liability	£ 297	179		241
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities	£ 30	27
Estimated unwind percentage of noncurrent provisions	8100.00%
Provision for expected liability	£ 44	41		38
Fox River
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities	44	54
Charges in respect of DOJ investigation			£ 274
Payments for funding agreement	1	2
Legal costs incurred	7	6
Provision for expected liability	£ 54	£ 62		£ 70
Top of range | Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of range | Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of range | Fox River
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years